Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense to the top five key management personnel is as follows:

	2022	2021
	$	$

Short-term employee benefits	2,914	1,732
Share-based payments	21,251	4,200

Total compensation paid to key management personnel	24,165	5,932